Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of other operating income and other operating expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2022	2021	2020
Insurance activity	158	211	210
Income from insurance and reinsurance contracts issued	2,698	1,516	1,452
Of which:
Insurance and reinsurance premium income	2,543	1,381	1,349
Reinsurance income (note 15)	155	135	103
Expenses of insurance and reinsurance contracts	(2,540)	(1,305)	(1,242)
Of which:
Claims paid, other insurance-related expenses and net provisions for insurance contract liabilities	(2,309)	(1,097)	(1,063)
Reinsurance premiums paid	(231)	(208)	(179)
Other operating income	1,510	2,255	1,920
Non- financial services	770	291	362
Other operating income	740	1,964	1,558
Other operating expense	(2,803)	(2,442)	(2,342)
Non-financial services	(661)	(283)	(350)
Other operating expense:	(2,142)	(2,159)	(1,992)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,258)	(1,016)	(1,005)
	(1,135)	24	(212)